Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,798,000.00
Previously Paid Amount	0.00
Total Fee Amount	504.43
Total Offset Amount	0.00
Net Fee	504.43
Narrative - Max Aggregate Offering Price	$ 5,798,000.00
Final Prospectus	true